AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

June 30, 2019 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Coatue Offshore Fund, Ltd.	144,099	$36,127,088	3.5%	Quarterly
Darsana Overseas Fund Ltd.	16,260	26,444,242	2.6	Quarterly
Janchor Partners Pan-Asian Fund	264,641	32,956,880	3.2	Triennially
Luminus Energy Partners, Ltd.	9,708	36,779,882	3.6	Quarterly
Nokota Capital Offshore Fund, Ltd.	5,177	7,230,307	0.7	Quarterly
Nokota LCB, LLC	623	623,404	0.1	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	30,696	30,139,770	3.0	Quarterly
Renaissance Institutional Diversified Global Equities Onshore Fund LP	25,000	24,954,804	2.4	Monthly
Schonfeld Fundamental Equity Offshore Fund Ltd.	30,000	31,794,577	3.1	Quarterly
The Children’s Investment Fund	170,500	25,755,730	2.5	Triennially
Think Investments Offshore Ltd.	24,941	39,573,535	3.9	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	10,452	14,288,613	1.4	Quarterly
Tybourne Equity (Offshore) Fund	14,935	24,561,959	2.4	Quarterly

Total		331,230,791	32.4

Global Macro
Alphadyne International Fund, Ltd.	62,221	73,698,732	7.2	Quarterly
Autonomy Global Macro Fund Limited	210,557	35,527,987	3.5	Monthly
Brevan Howard AS Macro Fund Limited	280,000	28,610,400	2.8	Monthly
Rokos Global Macro Fund Limited	401,922	24,752,520	2.4	Monthly
The Tudor BVI Global Fund Ltd.	10,205	42,056,147	4.1	Quarterly

Total		204,645,786	20.0

Event Driven
Empyrean Capital Overseas Fund, Ltd.	43,008	48,640,511	4.8	Quarterly
Governors Lane Offshore Fund Ltd.	20,661	23,072,279	2.2	Quarterly
Indaba Capital Partners (Cayman), LP	35,371	43,384,186	4.2	Quarterly
Lion Point International, Ltd.	36,002	37,944,840	3.7	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,853,156	0.3	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II Ltd.	27,063	32,444,634	3.2	Quarterly
Starboard Leaders Fund LP	4,062	4,370,839	0.4	At Fund’s Discretion

Total		192,710,445	18.8

Credit/Distressed
Caius Capital International Fund	30,036	36,757,055	3.6	Quarterly
King Street Capital, Ltd.	322,011	33,386,171	3.3	Quarterly
Silver Point Capital Offshore Fund, Ltd.	2,862	44,486,023	4.3	Annual
Waterfall Eden Fund, Ltd.	30,000	30,496,808	3.0	Quarterly
Wingspan Overseas Fund, Ltd.	953	628,568	0.1	Fund in Liquidation

Total		145,754,625	14.3

Multi-Strategy
Elliott International Limited	29,167	42,204,289	4.1	Quarterly
Myriad Opportunities Offshore Fund Limited	33,851	37,825,735	3.7	Quarterly
Schonfeld Strategic Partners Offshore Fund Ltd.	20,000	21,204,334	2.1	Monthly

Total		101,234,358	9.9

Total Investments (cost $838,248,552) (a)		975,576,005	95.4
Other assets less liabilities		46,522,510	4.6

Net Assets		$1,022,098,515	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	2,164	USD	2,190	9/13/19	$(43,749)
State Street Bank & Trust Co.	DKK	4,946	USD	748	9/13/19	(11,116)
State Street Bank & Trust Co.	EUR	3,453	USD	3,899	9/13/19	(56,254)
State Street Bank & Trust Co.	GBP	1,985	USD	2,528	9/13/19	(6,564)
State Street Bank & Trust Co.	NOK	998	USD	115	9/13/19	(2,701)
State Street Bank & Trust Co.	SEK	25,919	USD	2,750	9/13/19	(57,734)
State Street Bank & Trust Co.	USD	2,195	CHF	2,164	9/13/19	38,620
State Street Bank & Trust Co.	USD	753	DKK	4,946	9/13/19	6,730
State Street Bank & Trust Co.	USD	3,921	EUR	3,453	9/13/19	33,426
State Street Bank & Trust Co.	USD	2,517	GBP	1,985	9/13/19	17,541
State Street Bank & Trust Co.	USD	115	NOK	998	9/13/19	1,952
State Street Bank & Trust Co.	USD	2,737	SEK	25,919	9/13/19	70,865

						$(8,984)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	0.02%	Quarterly	USD	10,051	10/15/19	$633,485
Barclays Commodity Strategy 1673 Index	0.30%	Quarterly	USD	2,420	10/15/19	(171,320)
Credit Suisse International
Credit Suisse Managed Futures Liquid Index (Net Excess)	0.35%	Quarterly	USD	3,709	3/16/20	2,188
Deutsche Bank
DBHKJDD	3 Month LIBOR Plus 0.20%	Quarterly	JPY	413,619	7/15/20	(69,042)
DBHKJTP	3 Month LIBOR Plus 0.20%	Quarterly	JPY	496,212	7/15/20	(532)
Goldman Sachs & Co.
Advanced Disposal Services	3 Month LIBOR Plus 0.35%	Maturity	USD	2,084	1/5/21	(34,572)
Anadarko Petroleum Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,532	1/5/21	126,152
Array Biopharma Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,754	1/5/21	45
BTG PLC	1 Month LIBOR Plus 0.35%	Maturity	GBP	1,141	1/5/21	2,742
Chesapeake Lodging Trust	1 Month LIBOR Plus 0.35%	Maturity	USD	3	1/5/21	(236)
Global Brass & Copper Holdings	1 Month LIBOR Plus 0.35%	Maturity	USD	1,423	1/5/21	4,189

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
HFF Inc. - Class A	1 Month LIBOR Plus 0.35%	Maturity	USD	1,784	1/5/21	$9,157
Inmarsat PLC	1 Month LIBOR Plus 0.35%	Maturity	GBP	1,655	1/5/21	48,583
Liberty Expedia Holdings Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,230	1/5/21	130,305
Mellanox Technologies Ltd.	1 Month LIBOR Plus 0.35%	Maturity	USD	778	1/5/21	(55,526)
Spark Therapeutics Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,406	1/5/21	(133,455)
SunTrust Banks Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,032	1/5/21	(49,900)
Texas Capital Bancshares Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,165	1/5/21	(184,149)
Total System Services Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,252	1/5/21	127,916
Versum Materials Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,098	1/5/21	452,255
Wabco Holdings Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,136	1/5/21	(765)
Wageworks Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,059	1/5/21	4,368
Wellcare Health Plans Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,208	1/5/21	131,239
Worldpay Inc. - Class A	1 Month LIBOR Plus 0.35%	Maturity	USD	2,277	1/5/21	222,848
Goldman Sachs International
Cross Asset Trend Basket Series 2 10% Volatility Target ER Strategy (1)	0.00%	Quarterly	USD	6,484	10/15/19	(3,522)
GSABEURA (2)	0.00%	Quarterly	USD	8,563	7/15/20	39,362
GSISM49E (3)	0.00%	Quarterly	USD	17,882	10/15/19	(148,531)
RP Equity Carry Series 01 Excess Return Strategy (4)	0.30%	Quarterly	USD	8,105	10/15/19	60,271
JPMorgan Chase Bank, NA
J.P.Morgan RCI - 24 Alpha	0.50%	Quarterly	USD	2,753	10/15/19	(159,175)
JMABRCX4	0.72%	Quarterly	USD	7,128	3/16/20	(24,177)
JMABRG34 (5)	0.60%	Quarterly	USD	3,829	10/15/19	(106,905)
JPABGERP (6)	0.43%	Quarterly	USD	11,424	3/16/20	(146,118)
JPABSAA1 (7)	0.11%	Maturity	USD	12,566	6/28/19	(2,242)
JPQCRMFA (8)	0.00%	Quarterly	USD	16,424	10/15/19	(140,077)
Morgan Stanley Capital Services, LLC
Allergan PLC	1 Month LIBOR Plus 0.30%	Maturity	USD	1,951	12/11/19	35,650
Altran Technologies SA	1 Month EURIBOR Plus 0.50%	Maturity	EUR	289	12/11/19	265
Binckbank NV	1 Month EURIBOR Plus 0.50%	Maturity	EUR	920	12/11/19	31,786
C&J Energy Services Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,300	12/11/19	(145,474)
Caesars Entertainment Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,173	12/11/19	41,888
Celgene Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,066	12/11/19	134,697
Connecticut Water Service Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,359	12/11/19	(15,834)
CRAY Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,621	12/11/19	6,277
Cypress Semiconductor Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,116	12/11/19	13,043
Fidelity Southern Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,144	12/11/19	17,940

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Finisar Corporation	1 Month LIBOR Plus 0.30%	Maturity	USD	2,252	12/11/19	$35,073
First Data Corp. - Class A	1 Month LIBOR Plus 0.30%	Maturity	USD	2,194	12/11/19	472,347
L3 Technologies Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,261	12/11/19	305,531
LegacyTexas Financial Group Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,799	12/11/19	47,858
Medidata Solutions Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,110	12/11/19	(16,813)
Mellanox Technologies Ltd.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,050	12/11/19	(81,976)
Morgan Stanley Volume B3U Index (9)	0.50%	Quarterly	USD	12,865	10/15/19	245,417
MSABADLS (10)	0.50%	Quarterly	USD	10,123	6/15/20	9,434
MSABFLSU	0.65%	Quarterly	USD	1,982	3/16/20	8,406
MSABGSPO (11)	0.14%	Quarterly	USD	12,095	7/15/20	19,163
MSCBRMF4 (12)	0.60%	Quarterly	USD	5,490	10/15/19	175,687
Pacific Biosciences of California Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	929	12/11/19	(229,524)
Panalpina Welttransport Holding AG	1 Month LIBOR Plus 0.45%	Maturity	CHF	158	12/11/19	21,286
Red Hat Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,138	12/11/19	150,455
RPC Group PLC	1 Month LIBOR Plus 0.50%	Maturity	GBP	126	12/11/19	5,123
Rudolph Technologies Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	877	12/11/19	(2,022)
Sprint Nextel Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,295	12/11/19	18,255
Stewart Information Services	1 Month LIBOR Plus 0.30%	Maturity	USD	1,040	12/11/19	(35,569)
Tableau Software Inc. - Class A	1 Month LIBOR Plus 0.30%	Maturity	USD	2,106	12/11/19	(5,808)
Tribune Media Co.	1 Month LIBOR Plus 0.30%	Maturity	USD	2,152	12/11/19	61,176
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
BB&T Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,057	1/5/21	45,965
Centene Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,373	1/5/21	758
Chemical Financial Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	2,175	1/5/21	192,786
Expedia Group Inc.	1 Month LIBOR Minus 0.29%	Maturity	USD	2,235	1/5/21	(111,421)
Fidelity National Information	1 Month LIBOR Minus 0.30%	Maturity	USD	2,117	1/5/21	(217,075)
Global Payments Inc.	1 Month LIBOR Minus 0.29%	Maturity	USD	2,277	1/5/21	(125,601)
Jones Lang LaSalle Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	831	1/5/21	(13,679)
Occidental Petroleum Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	320	1/5/21	26,061
Goldman Sachs International
Tempur Sealy International Inc.	3 Month LIBOR Minus 0.30%	Quarterly	JPY	912,165	7/15/20	47,464
Morgan Stanley & Co. International PLC
DSV A/S	1 Month LIBOR Minus 0.50%	Maturity	DKK	1,074	12/11/19	(20,784)
Morgan Stanley Capital Services, LLC
Abbvie Inc.	1 Month Libor Minus 2.36%	Maturity	USD	734	12/11/19	(55,014)
Ameris Bancorp	1 Month LIBOR Minus 0.30%	Maturity	USD	1,158	12/11/19	(25,624)
Bristol-Myers Squibb Co.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,013	12/11/19	22,330

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Eldorado Resorts Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	761	12/11/19	$(2,115)
Fiserv Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	2,239	12/11/19	(463,337)
FNF Group	1 Month LIBOR Minus 0.29%	Maturity	USD	649	12/11/19	(75,353)
Harris Corp.	1 Month LIBOR Minus 0.20%	Maturity	USD	2,268	12/11/19	(159,375)
II-VI Inc.	1 Month LIBOR Minus 0.22%	Maturity	USD	798	12/11/19	(29,799)
Keane Group Inc.	1 Month LIBOR Minus 2.36%	Maturity	USD	1,198	12/11/19	153,223
Nanometrics Inc.	1 Month LIBOR Minus 2.36%	Maturity	USD	887	12/11/19	(2,900)
Prosperity Bancshares Inc.	1 Month LIBOR Minus 2.36%	Maturity	USD	1,541	12/11/19	(49,835)
Salesforce.com Inc.	1 Month LIBOR Minus 0.29%	Maturity	USD	2,123	12/11/19	3,505
T-Mobile US Inc.	1 Month LIBOR Minus 0.22%	Maturity	USD	1,497	12/11/19	(94,608)

						$934,170

(a)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $142,828,706 and gross unrealized depreciation of investments was $(4,576,067), resulting in net unrealized appreciation of $138,252,639.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 - 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin (off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 - 90 day redemption notice periods. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 60 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of up to two years.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

BOBL	-	Bundesobligationen
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
ICE	-	Intercontinental Exchange
KC HRW	-	Kansas City Hard Red Winter
KOSPI	-	Korea Composite Stock Price Index
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MIB	-	Milano Itlaia Borso
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
OAT	-	Obligations Assimables du Trésor
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

(1)

The following table represents the 50 largest (long/short) basket holdings underlying the total return swap with Cross Asset Trend Basket Series 2 10% Volatility Target ER Strategy as of June 30, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Euro-Schatz Futures	$4,834,978	74.6%
U.S. 2 Yr Note (CBT)	4,110,576	63.4%
3 Month Euro EURIBOR 3/20	3,603,102	55.6%
3 Month Euro EURIBOR 9/20	3,603,068	55.6%
3 Month Euro EURIBOR 12/19	3,602,743	55.6%
3 Month Euro EURIBOR 12/20	3,602,423	55.6%
90 Day Sterling Futures 9/20	3,541,441	54.6%
90 Day Sterling Futures 12/20	3,540,903	54.6%
90 Day Sterling Futures 3/20	3,539,842	54.6%
90 Day Sterling Futures 12/19	3,538,060	54.6%
90 Day Euro$ Futures 12/20	3,506,056	54.1%
90 Day Euro$ Futures 9/20	3,505,915	54.1%
90 Day Euro$ Futures 3/20	3,501,227	54.0%
90 Day Euro$ Futures 12/19	3,494,970	53.9%
Euro-BOBL Futures	1,916,239	29.6%
U.S. 5 Yr Note (CBT)	1,858,809	28.7%
Japan 10 Yr Bond (OSE)	1,438,912	22.2%
USD/TWD	(1,085,433)	(16.7)%
Euro-BUND Futures	957,107	14.8%

Security Description	Current Notional	Percent of Basket’s Value
Long Gilt Futures	$949,711	14.7%
U.S. 10 Yr Note (CBT)	949,664	14.7%
USD/CNH	(723,622)	(11.2)%
U.S. Long Bond (CBT)	601,488	9.3%
USD/EUR	(590,848)	(9.1)%
USD/KRW	(582,918)	(9.0)%
USD/PHP	582,918	9.0%
USD/IDR	542,717	8.4%
USD/INR	502,516	7.8%
USD/SGD	(462,314)	(7.1)%
USD/AUD	(431,773)	(6.7)%
USD/JPY	431,773	6.7%
USD/SEK	(386,324)	(6.0)%
USD/NZD	(363,599)	(5.6)%
USD/GBP	(363,599)	(5.6)%
USD/HUF	(353,175)	(5.4)%
USD/RUB	353,175	5.4%
USD/CLP	(327,948)	(5.1)%
USD/CAD	(318,149)	(4.9)%
Gold 100 OZ Futures	316,430	4.9%
USD/CZK	(302,721)	(4.7)%
USD/NOK	(295,424)	(4.6)%
USD/CHF	(295,424)	(4.6)%
S&P/TSX 60 Index Futures	264,898	4.1%
SET50 Futures	264,351	4.1%
LME PRI Aluminum Futures	(259,203)	(4.0)%
SPI 200 Futures	251,787	3.9%
LME Copper Futures	(249,742)	(3.9)%
FTSE 100 Index Futures	247,332	3.8%
Swiss Market Index Futures	241,854	3.7%
Amsterdam Index Futures	237,213	3.7%
Other	83,095	1.3%

(2)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with GSABEURA as of June 30, 2019.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Merlin Entertainment	1,418	EUR	711,559	8.3%
Metso OYJ	17,693		619,248	7.2%
AENA SME SA	3,513		611,196	7.1%
Rexel SA	55,476		610,238	7.1%
RSA Insurance Group PLC	940		606,340	7.1%
Airbus SE	4,773		596,616	7.0%
Safran SA	4,569		589,351	6.9%
ABB Ltd. - REG	33,009		581,082	6.8%
Ericsson LM	67,500		562,182	6.6%
Thyssenkrupp AG	42,928		558,068	6.5%
Bilfinger SE	18,114		507,192	5.9%
Rolls-Royce Holdings PLC	525		492,577	5.8%
Vesuvius PLC	784		480,195	5.6%
Autoliv Inc.	5,885		366,931	4.3%
Tieto OYJ	10,314		268,171	3.1%
Veoneer Inc.	7,455		111,292	1.3%
AMS AG	(1,496)		(51,204)	(0.6)%
Altran Technologies SA	(3,532)		(49,444)	(0.6)%
Spirax-Sarco Engineering PLC	(4)		(45,421)	(0.5)%
SAP SE	(367)		(44,394)	(0.5)%
IMCD NV	(546)		(44,231)	(0.5)%
DSV A/S	(509)		(44,019)	(0.5)%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Schneider Electric SE	(534)	EUR	(42,693)	(0.5)%
Kion Group AG	(774)		(42,572)	(0.5)%
Atlas Copco AB	(1,514)		(42,556)	(0.5)%
Ashtead Group PLC	(17)		(42,552)	(0.5)%
LVMH Moet Hennessy Louis Vuitton	(114)		(42,529)	(0.5)%
Rheinmetall AG	(393)		(42,407)	(0.5)%
Geberit AG - REG	(103)		(42,404)	(0.5)%
Linde PLC	(239)		(42,228)	(0.5)%
Relx PLC	(20)		(42,137)	(0.5)%
Vat Group AG	(389)		(42,016)	(0.5)%
Edenred	(923)		(41,521)	(0.5)%
Aalberts NV	(1,185)		(41,463)	(0.5)%
Homeserve PLC	(31)		(41,429)	(0.5)%
Adecco Group AG - REG	(780)		(41,421)	(0.5)%
Elis SA	(2,584)		(41,338)	(0.5)%
Randstand NV	(860)		(41,265)	(0.5)%
Prysmian SPA	(2,286)		(41,153)	(0.5)%
Experian PLC	(15)		(41,127)	(0.5)%
G4S PLC	(177)		(41,070)	(0.5)%
Knorr-Bremse AG	(418)		(40,980)	(0.5)%
Sandvik AB	(2,527)		(40,890)	(0.5)%
ASML Holding NV	(222)		(40,805)	(0.5)%
Ferguson PLC	(7)		(40,777)	(0.5)%
BBA Aviation PLC	(129)		(40,777)	(0.5)%
Nestle SA – REG	(448)		(40,766)	(0.5)%
Intertek Group PLC	(7)		(40,745)	(0.5)%
Kone OYJ	(783)		(40,703)	(0.5)%
Leonardo SPA	(3,684)		(40,519)	(0.5)%
Other	(170,677)		(6,172,760)	(72.1)%

(3)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with GSISM49E as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Apple Inc.	(3,466)	$(686,257)	(3.8)%
Microsoft Corp.	(4,520)	(605,701)	(3.4)%
Amazon.com Inc.	(319)	(604,231)	(3.4)%
JPMorgan Chase & Co.	(2,316)	(259,354)	(1.5)%
Nestle SA	(2,332)	(241,525)	(1.4)%
Visa Inc. - Class A	(1,334)	(232,132)	(1.3)%
Facebook Inc. - Class A	(1,041)	(200,995)	(1.1)%
Walt Disney Co./The	(1,372)	(192,082)	(1.1)%
Exxon Mobil Corp.	(2,428)	(186,989)	(1.0)%
Berkshire Hathaway Inc. - Class B	(872)	(185,729)	(1.0)%
MasterCard Inc.	(696)	(184,538)	(1.0)%
Cisco Systems Inc.	(3,348)	(184,122)	(1.0)%
Home Depot Inc.	(863)	(179,525)	(1.0)%
UnitedHealth Group Inc.	(733)	(178,936)	(1.0)%
Bank of America Corp.	(5,567)	(161,441)	(0.9)%
Coca-Cola Co./The	(3,099)	(158,056)	(0.9)%
Universal Health Services	1,207	156,951	0.9%
Wells Fargo & Co.	(3,325)	(156,298)	(0.9)%
Ally Financial Inc.	4,973	154,150	0.9%
United Airlines Holdings Inc.	1,747	153,764	0.9%
Jacobs Engineering Group Inc.	1,816	152,584	0.9%
Leidos Holdings Inc.	1,899	151,922	0.8%
Novartis AG	(1,661)	(151,584)	(0.8)%
Tractor Supply Company	1,389	151,416	0.8%
Nucor Corp.	2,740	150,716	0.8%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Chevron Corp.	(1,205)	$(149,371)	(0.8)%
Boeing Co./The	(410)	(149,315)	(0.8)%
Viacom Inc. - Class B	4,952	148,548	0.8%
Maketaxess Holdings Inc.	455	146,101	0.8%
Cincinnati Financial Corp.	1,395	145,059	0.8%
MSCI Inc.	600	143,381	0.8%
Factset Research Systems Inc.	499	143,283	0.8%
Chipotle Mexican Grill Inc.	194	141,961	0.8%
Bridgestone Corp.	3,604	141,892	0.8%
Teradyne Inc.	2,956	141,884	0.8%
Hormel Foods Corp.	3,453	141,573	0.8%
Ansys Inc.	690	141,443	0.8%
Cadence Design Sys Inc.	1,991	141,343	0.8%
Expeditors Intl Wash Inc.	1,857	141,151	0.8%
Darden Restaurants Inc.	1,155	140,929	0.8%
Ameren Corporation	1,873	140,504	0.8%
AGNC Investment Corp.	8,224	139,814	0.8%
Republic Services Inc.	1,599	139,105	0.8%
EPAM Systems Inc.	802	138,784	0.8%
HollyFrontier Corp.	3,012	138,574	0.8%
Hershey Co./The	1,034	138,562	0.8%
Planet Fitness Inc. - Class A	1,910	137,553	0.8%
Clorox Company	896	137,104	0.8%
Steris PLC	915	136,398	0.8%
Masimo Corp.	908	135,341	0.8%
Other	669,861	4,978,352	27.8%

(4)	The following table represents the (long/short) basket holdings underlying the total return swap with RP Equity Carry Series 01 Excess Return Strategy as of June 30, 2019.

Security Description	Current Notional	Percent of Basket’s Value
BIST 30 Futures	$(1,492,904)	(18.5)%
MSCI Taiwan Index	1,487,946	18.4%
IBEX 35 Index Futures	1,304,354	16.1%
FTSE/JSE Top 40	(1,230,643)	(15.2)%
HSCEI Futures	1,129,929	14.0%
NASDAQ 100 E-Mini Futures	(1,097,946)	(13.6)%
E-Mini Russell 2000	(966,360)	(11.9)%
FTSE 100 Index Futures	940,515	11.6%
Hang Seng Index Futures	925,378	11.4%
Amsterdam Index Futures	854,476	10.6%
SET50 Futures	(828,669)	(10.2)%
S&P 500 E-Mini Futures	(799,622)	(9.9)%
KOSPI2 Index Futures	(620,479)	(7.7)%
MSCI Emerging Markets	(414,236)	(5.1)%
S&P/TSX 60 Index Futures	268,653	3.3%
FTSE/MIB Index Futures	203,787	2.5%
Topix Index Futures	180,226	2.2%
Swiss Market Index Futures	(145,953)	(1.8)%
CAC40 10 Euro Futures	122,130	1.5%
Euro STOXX 50	89,888	1.1%
SPI 200 Futures	88,820	1.1%

(5)	The following table represents the (long/short) basket holdings underlying the total return swap with JMABRG34 as of June 30, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Gasoline RBOB Futures 9/19	$(1,174,835)	(30.9)%
Gasoline RBOB Futures 1/20	1,167,289	30.7%
WTI Crude Futures 9/19	(1,163,803)	(30.6)%
WTI Crude Futures 1/20	1,158,717	30.5%
Brent Crude Futures 9/19	(1,142,096)	(30.0)%
Brent Crude Futures 1/20	1,140,712	30.0%
NY Harbor ULSD Futures 9/19	(1,140,117)	(30.0)%
NY Harbor ULSD Futures 1/20	1,134,277	29.8%
Natural Gas Futures 9/19	(1,021,349)	(26.8)%
Natural Gas Futures 1/20	998,864	26.3%
LME Nickel Futures 9/19	(976,425)	(25.7)%
LME Nickel Futures 1/20	973,987	25.6%
Coffee ‘C’ Futures 9/19	(940,500)	(24.7)%
Coffee ‘C’ Futures 12/19	939,997	24.7%
LME Zinc Futures 1/20	939,319	24.7%
Copper Futures 12/19	936,599	24.6%
Copper Futures 9/19	(935,776)	(24.6)%
Soybean Futures 11/19	(930,703)	(24.5)%
Soybean Futures 1/20	930,682	24.5%
Sugar #11 (World) 10/19	(927,653)	(24.4)%
LME Zinc Futures 9/19	(926,582)	(24.4)%
Sugar #11 (World) 3/20	926,529	24.4%
LME PRI Aluminum Futures 9/19	(922,947)	(24.3)%
LME PRI Aluminum Futures 1/20	922,458	24.2%
Corn Futures 9/19	(898,684)	(23.6)%
Corn Futures 12/19	893,008	23.5%
Live Cattle Futures 12/19	623,188	16.4%
Live Cattle Futures 8/19	(618,670)	(16.3)%
Lean Hogs Futures 12/19	428,927	11.3%
Lean Hogs Futures 8/19	(417,390)	(11.0)%
Soybean Oil Futures 12/19	(313,932)	(8.3)%
Soybean Oil Futures 1/20	313,112	8.2%
Wheat Futures (CBT) 9/19	(306,675)	(8.1)%
Wheat Futures (CBT) 12/19	304,599	8.0%
Soybean Meal Futures 1/20	299,283	7.9%
Soybean Meal Futures 12/19	(299,112)	(7.9)%
KC HRW Wheat Futures 12/19	284,757	7.5%
KC HRW Wheat Futures 9/19	(281,015)	(7.4)%
Cotton No.2 Futures 12/19	3,944	0.1%

(6)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABGERP as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
J.P. Morgan Cash Index USD 1 Month	(3,345)	$(1,000,272)	(8.8)%
Agnico Eagle Mines Ltd.	(3,883)	(199,084)	(1.7)%
IA Financial Corp. Inc.	4,150	168,302	1.5%
Kinross Gold Corp.	(42,170)	(161,355)	(1.4)%
Fresnillo PLC	(144)	(159,733)	(1.4)%
Essilorluxottica	(1,091)	(142,888)	(1.3)%
SMC Corp.	(355)	(132,441)	(1.2)%
Chemours Co./The	4,850	116,388	1.0%
Tesla Inc.	(514)	(114,690)	(1.0)%
Worldline SA	(1,565)	(114,044)	(1.0)%
ManPowerGroup Inc.	1,165	113,053	1.0%
Lundin Petroleum	(3,630)	(112,690)	(1.0)%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Aker BP	(3,909)	$(112,337)	(1.0)%
Smartcentres Real Estate Investment	4,378	110,570	1.0%
Verbund AG	(2,093)	(109,639)	(1.0)%
Citrix Systems Inc.	1,118	109,595	1.0%
Western Union Co.	5,470	109,393	1.0%
Baloise Holding AG	616	109,279	1.0%
Kraft Heinz Co./The	(3,483)	(107,959)	(0.9)%
Brookfield Property REIT	5,666	107,646	0.9%
Teijin Ltd.	6,292	107,282	0.9%
Markel Corp.	(98)	(106,398)	(0.9)%
Novartis AG-REG	(1,163)	(106,126)	(0.9)%
Mitsubishi Materials Corp.	3,704	105,382	0.9%
Anadarko Petroleum Corp.	(1,462)	(103,783)	(0.9)%
Delivery Hero SE	(2,256)	(102,760)	(0.9)%
Viacom Inc. - Class B	3,425	102,735	0.9%
Square Inc.	(1,398)	(102,070)	(0.9)%
Intesa Sanpaolo	(44,510)	(101,375)	(0.9)%
Eaton Vance Corp.	2,318	99,679	0.9%
Zillow Group Inc.	(2,152)	(99,012)	(0.9)%
Rolls-Royce Holdings PLC	(90)	(96,197)	(0.8)%
Sumitomo Chemical Co. Ltd.	20,709	96,107	0.8%
Bausch Health Cos. Inc.	3,761	94,974	0.8%
Avery Dennison Corp.	812	94,217	0.8%
Ryanair Holdings PLC	(8,268)	(94,161)	(0.8)%
Snap Inc.	(6,691)	(93,668)	(0.8)%
Anheuser-Busch Inbev SA/NV	(1,052)	(93,485)	(0.8)%
Compass Group PLC	39	93,393	0.8%
Newell Brands Inc.	(6,186)	(92,792)	(0.8)%
British American Tobacco PLC	(26)	(92,143)	(0.8)%
Teva Pharmaceutical	(10,231)	(92,076)	(0.8)%
Twilio Inc.	(677)	(92,049)	(0.8)%
Toshiba Corp.	2,933	91,331	0.8%
Murata Manufacturing Co. Ltd.	(2,023)	(90,891)	(0.8)%
Alnylam Pharmaceuticals Inc.	(1,210)	(88,301)	(0.8)%
Suzuki Motor Corp.	(1,836)	(86,314)	(0.8)%
Acom Co. Ltd.	(23,539)	(84,769)	(0.7)%
Nintendo Co. Ltd.	(231)	(84,707)	(0.7)%
Recruit Holdings Co. Ltd.	(2,517)	(83,978)	(0.7)%
Other	18,076	2,581,717	22.6%

(7)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500	(1,085)	$(6,411,621)	(51.0)%
MSCI Daily TR Gross EAFE	(479)	(3,862,271)	(30.7)%
J.P. Morgan Cash Index USD 1 Month	(8,461)	(2,529,793)	(20.1)%
MSCI Daily TR Gross Canada	(52)	(397,282)	(3.2)%
Roche Holding AG-Genusschein	1,163	328,049	2.6%
Nice Ltd.	309,210	309,210	2.5%
Microsoft Corp.	2,147	287,649	2.3%
Fidelity National Financial	6,435	257,397	2.0%
Royal Dutch Shell PLC	78	256,716	2.0%
Merck & Co. Inc.	2,974	249,794	2.0%
Ross Stores Inc.	2,489	246,404	2.0%
Apple Inc.	1,177	232,968	1.9%
Oracle Corp.	4,062	231,511	1.8%
Booz Allen Hamilton Holdings	3,486	230,094	1.8%
Raytheon Company	1,317	229,173	1.8%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Automatic Data Processing	1,355	$223,543	1.8%
Toronto-Dominion Bank	3,675	216,578	1.7%
Relx PLC	8,879	212,344	1.7%
Novo Nordisk A/S	4,123	210,111	1.7%
Nippon Telegraph & Telephone	4,502	209,654	1.7%
Check Point Software Technology	1,807	209,574	1.7%
Philip Morris International	2,642	208,733	1.7%
TJX Companies Inc.	3,892	206,273	1.6%
HKT Trust and HKT Ltd.	129,665	199,165	1.6%
Walmart Inc.	1,796	197,523	1.6%
Paychex Inc.	2,388	195,815	1.6%
Royal Bank of Canada	2,401	191,106	1.5%
Gilead Sciences Inc.	2,680	182,217	1.5%
Dollar General Corp.	1,341	180,990	1.4%
Autozone Inc.	162	178,579	1.4%
Comcast Corp. - Class A	4,064	170,684	1.4%
McDonald’s Corp.	818	170,099	1.4%
Pfizer Inc.	3,876	166,649	1.3%
Nippon Building Fund Inc.	24	164,318	1.3%
Wolters Kluwer	2,238	163,132	1.3%
Aristocrat Leisure Ltd.	7,295	158,700	1.3%
Oracle Corp. Japan	2,150	157,069	1.3%
British American Tobacco PLC	45	156,727	1.2%
EDP - Enegias De Portugal SA	43,281	147,864	1.2%
Home Depot Inc.	691	143,698	1.1%
NN Group NV	3,590	143,100	1.1%
Salmar ASA	3,278	142,649	1.1%
Unilever PLC	21	133,101	1.1%
Merlin Properties Socimi SA	9,709	132,678	1.1%
Tellus Corp.	3,569	131,094	1.0%
Visa Inc. - Class A	750	130,422	1.0%
Vonovia SE	2,717	129,961	1.0%
Bristol-Myers Squibb Co.	2,879	129,557	1.0%
Eli Lilly & Co.	1,155	128,176	1.0%
Texas Instruments Inc.	1,074	123,453	1.0%
Other	295,928	4,331,614	34.5%

(8)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPQCRMFA as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Corteva Inc.	(3,084)	$(92,507)	(0.6)%
Valeo SA	(2,770)	(91,489)	(0.6)%
Steel Dynamics Inc.	3,013	90,377	0.6%
Micron Technology Inc.	2,317	90,355	0.6%
Barrick Gold Corp.	(5,568)	(89,479)	(0.5)%
Bausch Health Cos. Inc.	3,540	89,399	0.5%
Continental Resources Inc./OK	(2,102)	(88,296)	(0.5)%
Grubhub Inc.	(1,120)	(87,359)	(0.5)%
Technipfmc PLC	(3,358)	(87,314)	(0.5)%
HollyFrontier Corp.	1,895	87,186	0.5%
Deutsche Bank AG	(10,891)	(86,822)	(0.5)%
Nvidia Corp.	(529)	(86,686)	(0.5)%
Arconic Inc.	(3,328)	(86,532)	(0.5)%
Sharp Corp.	(7,861)	(86,247)	(0.5)%
HCA Healthcare Inc.	638	86,177	0.5%
Newmont Goldcorp Corp.	(2,267)	(86,160)	(0.5)%
Seagate Technology	1,825	85,788	0.5%
AIA Group Ltd.	(7,977)	(85,767)	(0.5)%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Edison International	(1,269)	$(85,017)	(0.5)%
Keyence Corp.	(138)	(84,789)	(0.5)%
Shionogi & Co. Ltd.	1,470	84,722	0.5%
Swiss Life Holding AG	170	84,556	0.5%
Tryg A/S	2,601	84,527	0.5%
Ball Corp.	1,207	84,458	0.5%
Arista Networks Inc.	(325)	(84,458)	(0.5)%
Zozo Inc.	(4,500)	(84,324)	(0.5)%
Universal Health Services	648	84,287	0.5%
Micro Focus International	32	84,284	0.5%
Lendlease Group	(9,238)	(84,272)	(0.5)%
Facebook Inc. - Class A	(436)	(84,215)	(0.5)%
Netflix Inc.	(229)	(84,167)	(0.5)%
Aurizon Holdings Ltd.	23,987	84,164	0.5%
Fairfax Financial Holdings Ltd.	(171)	(84,074)	(0.5)%
Red Electrica Corporation SA	4,100	84,039	0.5%
Edenred	1,640	84,038	0.5%
Lear Corp.	603	83,884	0.5%
Activision Blizzard Inc.	(1,783)	(83,816)	(0.5)%
Oracle Corp.	(1,470)	(83,782)	(0.5)%
IPG Photonics Corp.	(544)	(83,769)	(0.5)%
National Oilwell Varco Inc.	(3,805)	(83,700)	(0.5)%
CDW Corp./DE	752	83,516	0.5%
Prudential PLC	(38)	(83,504)	(0.5)%
Cardinal Health Inc.	1,776	83,470	0.5%
Peugot SA	3,331	83,459	0.5%
Dropbox Inc. - Class A	(3,336)	(83,398)	(0.5)%
Steris PLC	560	83,384	0.5%
Hannover Rueck SE	515	83,342	0.5%
Ally Financial Inc.	2,687	83,291	0.5%
Stryker Corp.	(404)	(83,241)	(0.5)%
Estee Lauder Companies - Class A	(455)	(83,204)	(0.5)%
Other	175,427	2,969,785	18.1%

(9)	The following table represents the (long/short) basket holdings underlying the total return swap with Morgan Stanley Volume B3U Index as of June 30, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Brent Crude Futures	$2,701,600	21.0%
Gasoline RBOB Futures	(1,801,067)	(14.0)%
Gold 100 OZ Futures	(1,286,476)	(10.0)%
Lean Hogs Futures	(1,286,476)	(10.0)%
Live Cattle Futures	1,286,476	10.0%
LME Nickel Futures	(1,286,476)	(10.0)%
LME PRI Aluminum Futures	1,286,476	10.0%
Corn Futures	(1,029,181)	(8.0)%
Soybean Oil Futures	1,029,181	8.0%
WTI Crude Futures	(900,533)	(7.0)%
LME Copper Futures	(643,238)	(5.0)%
LME Lead Futures	643,238	5.0%
Platinum Futures	643,238	5.0%
Silver Futures	643,238	5.0%
Sugar #11 (World) Futures	(643,238)	(5.0)%
White Sugar (ICE) Futures	643,238	5.0%
Wheat Futures (CBT)	514,591	4.0%
Soybean Futures	(514,591)	(4.0)%

(10)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with MSABADLS as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Bausch Health Cos. Inc.	7,131	$180,078	1.8%
Herc Holdings Inc.	3,730	171,593	1.7%
Symantec Corp.	7,725	169,951	1.7%
NN Inc.	16,616	166,160	1.6%
Aecon Group Inc.	11,395	165,676	1.6%
CVR Energy Inc.	3,291	164,540	1.6%
Magellan Health Inc.	2,185	161,678	1.6%
Seagate Technology	3,404	160,006	1.6%
Advanced Drainage Systems Inc.	4,769	157,381	1.6%
Louisiana-Pacific Corp.	6,045	157,159	1.6%
Cerner Corp.	2,133	155,685	1.5%
Viad Corp.	2,337	154,216	1.5%
Citi Trends Inc.	10,147	152,207	1.5%
Terex Corp.	4,891	151,636	1.5%
Conduent Inc.	14,785	147,849	1.5%
Vonage Holdings Corp.	13,429	147,722	1.5%
Campbell Soup Co.	3,678	147,125	1.5%
AES Corp.	8,633	146,769	1.4%
Newell Brands Inc.	9,734	146,015	1.4%
Advance Auto Parts Inc.	942	145,086	1.4%
Houghton Mifflin Harcourt Co.	23,784	142,703	1.4%
Innoviva Inc.	9,433	141,502	1.4%
Bunge Ltd.	2,494	139,646	1.4%
Tenneco Inc. - Class A	12,653	139,179	1.4%
Trinity Industries Inc.	6,614	138,885	1.4%
Sandridge Energy Inc.	19,635	137,444	1.4%
Xerox Corp.	3,784	132,431	1.3%
Medicines Company	3,593	129,351	1.3%
GCP Applied Technologies	5,561	127,902	1.3%
Cars.com Inc.	6,306	126,122	1.2%
Papa John’s International Inc.	2,781	125,145	1.2%
Corindus Vascular Robotics Inc.	29,474	88,423	0.9%
Hertz Global Holdings Inc.	5,305	84,887	0.8%
Hess Corp.	1,305	83,507	0.8%
Computer Programs & Systems	2,938	82,263	0.8%
Deere & Co.	494	81,998	0.8%
Donnelley Financial Solution	6,251	81,261	0.8%
Biodelivery Sciences International	16,191	80,954	0.8%
Energy Recovery Inc.	7,918	79,181	0.8%
PG & E Corp.	3,434	78,980	0.8%
Sempra Energy	574	78,587	0.8%
MGM Resorts International	2,653	76,932	0.8%
Fate Therapeutics	3,835	76,701	0.8%
Nevro Corp.	1,179	76,649	0.8%
Inseego Corp.	15,156	75,778	0.7%
Tivo Corp.	10,740	75,182	0.7%
Banc of California Inc.	5,330	74,613	0.7%
United Airlines Holdings Inc.	836	73,558	0.7%
EBay Inc.	1,828	73,137	0.7%
Adient PLC	3,036	72,859	0.7%
Other	(531,049)	(6,404,205)	(63.3)%

(11)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with MSABGSPO as of June 30, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Zoetis Inc.	8,045	$909,109	7.5%
Hermes International	1,238	894,068	7.4%
PayPal Holdings Inc.	7,774	886,194	7.3%
DOW Inc.	13,426	657,895	5.4%
Ferrari NV	3,365	547,969	4.5%
Alcon Inc.	8,609	529,758	4.4%
Fortive Corp.	6,089	499,279	4.1%
Synchrony Financial	12,641	442,437	3.7%
Hewlett Packard Enterprise	24,422	366,334	3.0%
Essity Aktiebolag	11,839	363,661	3.0%
Liberty Broadband	3,186	331,331	2.7%
Keysight Technologies Inc.	3,299	296,927	2.5%
Worldline SA	2,959	215,665	1.8%
Liberty Media Corp.-SiriusXM	5,380	204,438	1.7%
Epiroc AB	19,299	201,760	1.7%
Allegion PLC	1,537	170,577	1.4%
PUMA SE	2,375	159,603	1.3%
Gaming and Leisure Properties	3,955	154,246	1.3%
Zillow Group Inc.	3,259	149,915	1.2%
Lamb Weston Holdings Inc.	2,301	144,962	1.2%
Adevinta ASA	12,591	138,818	1.1%
Liberty Media Corp.-Liberty	3,579	132,424	1.1%
Madison Square Garden Co.	440	123,179	1.0%
Cable One Inc.	103	121,182	1.0%
News Corp. - Class A	8,625	112,123	0.9%
Metro AG	5,620	102,407	0.8%
Park Hotels & Resorts Inc.	3,646	102,099	0.8%
Wyndham Hotels & Resorts Inc.	1,795	100,527	0.8%
Italgas SPA	14,279	97,565	0.8%
JBG Smith Properties	2,477	96,605	0.8%
Science Applications International	1,078	93,786	0.8%
Equitrans Midstream Corp.	4,623	92,466	0.8%
One Gas Inc.	959	86,307	0.7%
Ingevity Corp.	767	80,518	0.7%
CDK Global Inc.	1,635	80,136	0.7%
Nvent Electric PLC	3,134	78,354	0.6%
Perspecta Inc.	3,108	71,494	0.6%
Frontdoor Inc.	1,582	69,626	0.6%
Valmet OYJ	2,664	66,752	0.6%
Facebook Inc. - Class A	(345)	(66,624)	(0.6)%
CYBG PLC	30,966	65,191	0.5%
Apple Inc.	(327)	(64,715)	(0.5)%
Amazon.com Inc.	(33)	(63,392)	(0.5)%
Microsoft Corp.	(473)	(63,342)	(0.5)%
Visa Inc. - Class A	(356)	(62,007)	(0.5)%
Navient Corp.	4,337	60,719	0.5%
Johnson & Johnson	(432)	(60,045)	(0.5)%
JPMorgan Chase & Co.	(531)	(59,508)	(0.5)%
Alphabet Inc. - Class C	(55)	(59,108)	(0.5)%
Alphabet Inc. - Class A	(55)	(59,069)	(0.5)%
Other	(177,582)	(9,540,594)	(78.9)%

(12)	The following table represents the (long/short) basket holdings underlying the total return swap with MSCBRMF4 as of June 30, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Euro-BTP Futures	$7,806,882	142.2%
U.S. 2 Yr Note (CBT)	(4,171,356)	(76.0)%
Euro-Schatz Futures	3,978,106	72.5%
Long Gilt Futures	(3,821,090)	(69.6)%
Euro-Bund Futures	(2,708,252)	(49.3)%
U.S. 10 Yr Note (CBT)	2,015,405	36.7%
Canada 10 Yr Bond Futures	(1,862,232)	(33.9)%
Australia 10 Yr Bond Futures	1,727,725	31.5%
Euro-BOBL Futures	1,510,868	27.5%
Euro-OAT Futures	(1,301,147)	(23.7)%
U.S. Long Bond (CBT)	551,752	10.1%
U.S. 5 Yr Note (CBT)	535,831	9.8%
Euro Buxl 30 Yr Bond	(306,346)	(5.6)%

AB Multi-Manager Alternative Fund

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Assets: Investments in Securities:	Level 1			Level 2			Level 3			Total
Investments valued at NAV**	$	– 0	–	$	– 0	–	$	– 0	–	$975,576,005

Total Investments in Securities		– 0	–		– 0	–		– 0	–	975,576,005
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–		169,134			– 0	–	169,134
Total Return Swaps		– 0	–		4,343,954			– 0	–	4,343,954
Liabilities:
Forward Currency Exchange Contracts		– 0	–		(178,118)			– 0	–	(178,118)
Total Return Swaps		– 0	–		(3,409,784)			– 0	–	(3,409,784)

Total (b)	$	– 0	–		$925,186		$	– 0	–	$976,501,191

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

**

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments of the Underlying Portfolios with a fair value of $975,576,005 have not been categorized in the fair value hierarchy.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2019 is as follows:

Fund	Market Value 3/31/19 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Market Value 6/30/19 (000)			Dividend Income (000)
Government Money Market Portfolio	$15,500	$	– 0	–	$15,500	$	– 0	–	$	– 0	–